Intangible assets, net - Amortization expense recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-lived intangible assets
Amortization expense	$ 1,086	$ 1,129	$ 1,216
Costs of revenues
Finite-lived intangible assets
Amortization expense	54	10
General and Administrative Expense [Member]
Finite-lived intangible assets
Amortization expense	$ 1,032	1,113	1,210
Research and Development Expense [Member]
Finite-lived intangible assets
Amortization expense		$ 6	$ 6